UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

JUNE 30, 2007

Legg Mason Partners Capital Fund

Legg Mason Partners Investors Value Fund

Legg Mason Partners Small Cap Growth Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Capital Fund

Legg Mason Partners Investors Value Fund

Legg Mason Partners Small Cap Growth Fund

Semi-Annual Report  •  June 30, 2007

What’s

Inside

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended June 30, 2007. U.S. gross domestic product (“GDP”)i expanded 2.5% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a tepid 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. The advance estimate for second quarter 2007 GDP growth was a solid 3.4%, its fastest rate since the first quarter of 2006. While consumer spending slowed, this was offset by a sharp increase in business spending and exports.

After increasing the federal funds rateii to 5.25% in June 2006—the 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last eight meetings. In its statement accompanying the June 2007 meeting, the Fed stated: “The economy seems likely to continue to expand at a moderate pace over coming quarters.… Readings on core inflation have improved modestly in recent months. However, a sustained moderation in inflation pressures has yet to be convincingly demonstrated…. In these circumstances, the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

Despite concerns regarding the economy and increased volatility in the financial markets, stock prices generally rose during the six-month reporting period. Stocks began the year on a positive note, as the S&P 500 Indexiv hit a six-year high in January 2007. Stock prices rose on the back of optimism for continued solid corporate profits and hopes for a soft economic landing. The U.S. stock market’s ascent continued during much of February 2007, before a sharp decline at the end of the month. This was, in part, triggered by an 8.8% fall in China’s stock market on February 28th, its worst

Legg Mason Partners Equity Trust         I

one-day performance in 10 years. After a modest increase in March 2007, U.S. stock prices rallied in April and May, thanks, in part, to surprisingly strong first quarter corporate profits. Stocks then gave up some ground in June due to continued weakness in the housing market, troubles in the subprime mortgage market and expectations that the Fed would not lower short-term interest rates in 2007. All told, the S&P 500 Index returned 6.96% during the six months ended June 30, 2007.

Looking at the U.S. stock market more closely, mid-cap stocks outperformed their large- and small-cap counterparts, as the Russell Midcapv, Russell 1000vi, and Russell 2000vii Indexes returned 9.90%, 7.18% and 6.45%, respectively, for the six months ended June 30, 2007. From an investment style perspective, growth stocks outperformed value stocks, with the Russell 3000 Growthviii and Russell 3000 Valueix Indexes returning 8.22% and 6.01%, respectively.

Since the close of the reporting period, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wider range of financial institutions and markets. As a result, domestic and international equity markets have also experienced heightened volatility in recent weeks.

Performance Review

Legg Mason Partners Capital Fund (“Capital Fund”)

For the six months ended June 30, 2007, Class A shares of Capital Fund, excluding sales charges, returned 6.17%. These shares underperformed the Fund’s unmanaged benchmark, the Russell 3000 Indexx, which returned 7.11% for the same period. The Lipper Multi-Cap Core Funds Category Average1 increased 7.83% over the same time frame.

Legg Mason Partners Investors Value Fund (“Investors Value Fund”)

For the six months ended June 30, 2007, Class A shares of Investors Value Fund, excluding sales charges, returned 6.72%. These shares underperformed the Fund’s unmanaged benchmark, the S&P 500 Index, which returned 6.96% for

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 900 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners Equity Trust

the same period. The Lipper Large-Cap Value Funds Category Average2 increased 7.15% over the same time frame.

Performance Snapshot as of June 30, 2007 (excluding sales charges) (unaudited)
6 Months
Capital Fund — Class A Shares	6.17%

Russell 3000 Index	7.11%

Lipper Multi-Cap Core Funds Category Average	7.83%

Investors Value Fund — Class A Shares	6.72%

S&P 500 Index	6.96%

Lipper Large — Cap Value Funds Category Average	7.15%

Small Cap Growth Fund — Class A Shares	8.91%

Russell 2000 Index	6.45%

Russell 2000 Growth Index	9.33%

Lipper Small Cap Growth Funds Category Average	10.95%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. For the Investors Value Fund and the Small Cap Growth Fund, performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
For the Capital Fund, excluding sales charges, Class B, Class C and Class I shares returned 5.76%, 5.78% and 6.31%, respectively, over the six months ended June 30, 2007. For the Investors Value Fund, excluding sales charges, Class B, Class C, Class O and Class I shares returned 6.30%, 6.30%, 6.82% and 6.87%, respectively, over the six months ended June 30, 2007. For the Small Cap Growth Fund, excluding sales charges, Class B, Class C, Class I* and Class R shares returned 8.48%, 8.59%, 9.14% and 8.78%, respectively, over the six months ended June 30, 2007. Performance of Class 1 shares is not shown because Class 1 only recently commenced operations. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
* As of March 2, 2007, all Class O shares converted to Class I shares.

Total Annual Operating Expenses (unaudited)
As of the Capital Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A, Class B, Class C and Class I shares were 0.99%, 1.80%, 1.79% and 0.62%, respectively. As of the Investors Value Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A, Class B, Class C, Class I and Class O shares were 0.86%, 1.79%, 1.67%, 0.59% and 0.54%, respectively. As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B, Class C, Class I and Class O shares will not exceed 1.76%, 1.64%, 0.54% and 0.56%, respectively until May 1, 2008. As of the Small Cap Growth Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A, Class B, Class C, Class I, Class R and Class 1 shares were 1.25%, 2.37%, 2.15%, 0.79%, 1.45% and 1.23%, respectively. As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A, Class B and Class C shares will not exceed 1.12%, 1.26%, and 1.95%, respectively until May 1, 2008.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 523 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Equity Trust         III

Legg Mason Partners Small Cap Growth Fund

(“Small Cap Growth Fund”)

For the six months ended June 30, 2007, Class A shares of Small Cap Growth Fund, excluding sales charges, returned

8.91%. The Fund’s unmanaged benchmarks, the Russell 2000 Index and the Russell 2000 Growth Indexxi, returned 6.45% and 9.33%, respectively, for the same period. The Lipper Small Cap Growth Funds Category Average3 increased 10.95% over the same time frame.

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•	New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining

[3]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 605 funds in the Fund’s Lipper category, and excluding sales charges.

IV         Legg Mason Partners Equity Trust

Boards each overseeing a distinct asset class or product type: equity or fixed income.
•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Capital Fund

Prior to November 20, 2006, the Fund was known as Salomon Brothers Capital Fund.

Investors Value Fund

Effective June 6, 2007, the Fund is co-managed by Robert Feitler and Dmitry Khaykin. Mr. Feitler joined the subadviser or its affiliates or predecessor firms in 1995. Mr. Khaykin joined the subadviser or its affiliates or predecessor firms in 2003.

Effective August 17, 2007, Class I shares were converted to Class O shares, and Class O shares were redesignated Class I shares. The new Class I shares have all of the features of Class I shares of the other Legg Mason Partners funds, including exchangeability.

Prior to November 20, 2006, the Fund was known as Salomon Brothers Investors Value Fund.

Small Cap Growth Fund

Effective February 12, 2007, the manager has appointed Jeffrey J. Russell and Aram E. Green to co-manage the Fund. Messrs. Russell and Green are primarily responsible for overseeing the day-to-day operations of the Fund and have the ultimate authority to make portfolio decisions. They work with a team of sector analysts who are responsible for stock selection in one or more industries. Mr. Russell is a Managing Director and Senior Portfolio Manager of ClearBridge Advisors, LLC (“ClearBridge”) and has 26 years of industry experience. Mr. Green is a Director and Equity Analyst of ClearBridge. He has 6 years of investment industry experience.

Legg Mason Partners Equity Trust         V

Additionally, effective as of the close of business on July 27, 2007, Class 1 shares of the Fund will be closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date will be permitted to continue to maintain their then-current Class 1 shares, but will no longer be permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions). Affected shareholders were sent a communication notifying them to this change.

Prior to March 2, 2007, the Fund was known as Legg Mason Partners Small Cap Growth Fund I.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2007

VI         Legg Mason Partners Equity Trust

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Capital Fund

RISKS: Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

Investors Value Fund

RISKS: Investments in common stocks are subject to market fluctuations. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

Small Cap Growth Fund

RISKS: Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

Please see each Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xi	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Legg Mason Partners Equity Trust         VII

Fund at a Glance (unaudited)

Legg Mason Partners Capital Fund

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         1

Fund at a Glance (unaudited) (continued)

Legg Mason Partners Investors Value Fund

2         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Fund at a Glance (unaudited) (continued)

Legg Mason Partners Small Cap Growth Fund

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         3

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Legg Mason Partners Capital Fund	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	6.17%	$1,000.00	$1,061.70	0.90%	$4.60

Class B	5.76	1,000.00	1,057.60	1.65	8.42

Class C	5.78	1,000.00	1,057.80	1.68	8.57

Class I	6.31	1,000.00	1,063.10	0.61	3.12

(1)	For the six months ended June 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Legg Mason Partners Capital Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,020.33	0.90%	$4.51

Class B	5.00	1,000.00	1,016.61	1.65	8.25

Class C	5.00	1,000.00	1,016.46	1.68	8.40

Class I	5.00	1,000.00	1,021.77	0.61	3.06

(1)	For the six months ended June 30, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         5

Fund Expenses (unaudited) (continued)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Legg Mason Partners Investors Value Fund	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	6.72%	$1,000.00	$1,067.20	0.83%	$4.25

Class B	6.30	1,000.00	1,063.00	1.65	8.44

Class C	6.30	1,000.00	1,063.00	1.60	8.18

Class I	6.87	1,000.00	1,068.70	0.54	2.77

Class O	6.82	1,000.00	1,068.20	0.56	2.87

(1)	For the six months ended June 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sale charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Legg Mason Partners Investors Value Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,020.68	0.83%	$4.16

Class B	5.00	1,000.00	1,016.61	1.65	8.25

Class C	5.00	1,000.00	1,016.86	1.60	8.00

Class I	5.00	1,000.00	1,022.12	0.54	2.71

Class O	5.00	1,000.00	1,022.02	0.56	2.81

(1)	For the six months ended June 30, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         7

Fund Expenses (unaudited) (continued)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Legg Mason Partners Small Cap Growth Fund	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class 1(4)	10.01%	$1,000.00	$1,100.10	1.30%	$4.53

Class A	8.91	1,000.00	1,089.10	1.16	6.01

Class B	8.48	1,000.00	1,084.80	1.87	9.67

Class C	8.59	1,000.00	1,085.90	1.90	9.83

Class I(5)	9.14	1,000.00	1,091.40	0.78	4.04

Class R	8.78	1,000.00	1,087.80	1.38	7.14

(1)	For the six months ended June 30, 2007, unless otherwise noted.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)	For the period March 2, 2007 (inception date) to June 30, 2007.

(5)	As of March 2, 2007, all Class O shares converted to Class I shares.

8         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Legg Mason Partners Small Cap Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class 1(3)	5.00%	$1,000.00	$1,018.35	1.30%	$4.34

Class A	5.00	1,000.00	1,019.04	1.16	5.81

Class B	5.00	1,000.00	1,015.52	1.87	9.35

Class C	5.00	1,000.00	1,015.37	1.90	9.49

Class I(4)	5.00	1,000.00	1,020.93	0.78	3.91

Class R	5.00	1,000.00	1,017.95	1.38	6.90

(1)	For the six months ended June 30, 2007, unless otherwise noted.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(3)	For the period March 2, 2007 (inception date) to June 30, 2007.

(4)	As of March 2, 2007, all Class O shares converted to Class I shares.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         9

Schedules of Investments (June 30, 2007) (unaudited)

LEGG MASON PARTNERS CAPITAL FUND

Shares	Security	Value

COMMON STOCKS — 96.9%
CONSUMER DISCRETIONARY — 7.6%
Media — 7.6%
1,500,000	Time Warner Inc.	$31,560,000
2,225,000	Warner Music Group Corp.	32,151,250
2,700,000	WPP Group PLC	40,541,273

	TOTAL CONSUMER DISCRETIONARY	104,252,523

CONSUMER STAPLES — 0.0%
Food & Staples Retailing — 0.0%
466,286	FHC Delaware Inc. (a)(b)*	0

ENERGY — 12.2%
Energy Equipment & Services — 7.3%
873,300	BJ Services Co.	24,836,652
250,000	Diamond Offshore Drilling Inc.	25,390,000
1,900,000	Input/Output Inc.*	29,659,000
600,000	Nabors Industries Ltd.*	20,028,000

	Total Energy Equipment & Services	99,913,652

Oil, Gas & Consumable Fuels — 4.9%
650,000	Anadarko Petroleum Corp.	33,793,500
725,000	Newfield Exploration Co.*	33,023,750

	Total Oil, Gas & Consumable Fuels	66,817,250

	TOTAL ENERGY	166,730,902

FINANCIALS — 26.7%
Capital Markets — 3.3%
600,000	Lehman Brothers Holdings Inc.	44,712,000

Consumer Finance — 4.9%
1,100,000	American Express Co.	67,298,000

Diversified Financial Services — 3.3%
925,000	JPMorgan Chase & Co.	44,816,250

Insurance — 13.5%
800,000	AFLAC Inc.	41,120,000
375,000	American International Group Inc.	26,261,250
350,000	Arch Capital Group Ltd.*	25,389,000
1,900,000	Marsh & McLennan Cos. Inc.	58,672,000
1,350,000	Progressive Corp.	32,305,500

	Total Insurance	183,747,750

Thrifts & Mortgage Finance — 1.7%
1,900,000	Hudson City Bancorp Inc.	23,218,000

	TOTAL FINANCIALS	363,792,000

See Notes to Financial Statements.

10         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

HEALTH CARE — 2.6%
Health Care Providers & Services — 2.6%
700,000	UnitedHealth Group Inc.	$35,798,000

INDUSTRIALS — 16.5%
Aerospace & Defense — 5.5%
265,000	Alliant Techsystems Inc.*	26,274,750
500,000	L-3 Communications Holdings Inc.	48,695,000

	Total Aerospace & Defense	74,969,750

Construction & Engineering — 3.1%
900,000	Shaw Group Inc.*	41,661,000

Industrial Conglomerates — 7.9%
1,550,000	General Electric Co.	59,334,000
1,450,000	Tyco International Ltd.	48,995,500

	Total Industrial Conglomerates	108,329,500

	TOTAL INDUSTRIALS	224,960,250

INFORMATION TECHNOLOGY — 30.4%
Communications Equipment — 14.8%
2,150,000	Cisco Systems Inc.*	59,877,500
1,500,000	Comverse Technology Inc.*	31,275,000
650,000	Dycom Industries Inc.*	19,487,000
825,000	Juniper Networks Inc.*	20,765,250
3,225,000	Motorola Inc.	57,082,500
1,300,000	Tellabs Inc.*	13,988,000

	Total Communications Equipment	202,475,250

Computers & Peripherals — 3.3%
275,000	International Business Machines Corp.	28,943,750
1,000,000	Palm Inc.	16,010,000

	Total Computers & Peripherals	44,953,750

Electronic Equipment & Instruments — 1.0%
1,200,002	Photon Dynamics Inc.*	13,080,022

Internet Software & Services — 1.2%
500,000	VeriSign Inc.*	15,865,000

IT Services — 3.2%
1,025,000	Accenture Ltd., Class A Shares	43,962,250

Semiconductors & Semiconductor Equipment — 2.8%
5,150,000	LSI Logic Corp.*	38,676,500

Software — 4.1%
500,000	Blackboard Inc.*	21,060,000
800,000	Check Point Software Technologies Ltd.*	18,248,000
850,000	Oracle Corp.*	16,753,500

	Total Software	56,061,500

	TOTAL INFORMATION TECHNOLOGY	415,074,272

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         11

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

TELECOMMUNICATION SERVICES — 0.9%
Wireless Telecommunication Services — 0.9%
175,000	ALLTEL Corp.	$11,821,250

	TOTAL COMMON STOCKS (Cost — $1,149,763,677)	1,322,429,197

Contracts
PURCHASED OPTION — 0.2%
4,500	Amgen Inc., Call @ $60.00, expires 1/17/09 (Cost — $2,925,180)	3,060,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $1,152,688,857)	1,325,489,197

Face Amount
SHORT-TERM INVESTMENT — 3.1%
Repurchase Agreement — 3.1%
$42,868,000	Interest in $500,144,000 joint tri-party repurchase agreement dated 6/29/07 with Greenwich Capital Markets Inc., 5.340% due 7/2/07; Proceeds at maturity — $42,887,076; (Fully collateralized by various U.S. Government Agency Obligations, 4.500% to 7.500% due 3/1/17 to 7/1/47; Market value — $43,725,573) (Cost — $42,868,000)	42,868,000

	TOTAL INVESTMENTS — 100.2% (Cost — $1,195,556,857#)	1,368,357,197
	Liabilities in Excess of Other Assets — (0.2)%	(3,001,312)

	TOTAL NET ASSETS — 100.0%	$1,365,355,885

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

LEGG MASON PARTNERS INVESTORS VALUE FUND

Shares	Security	Value

COMMON STOCKS — 97.9%
CONSUMER DISCRETIONARY — 14.3%
Hotels, Restaurants & Leisure — 2.3%
890,700	McDonald’s Corp.	$45,211,932

Media — 9.3%
635,000	EchoStar Communications Corp., Class A Shares*	27,539,950
	Liberty Media Holding Corp.:
262,095	Capital Group, Series A Shares*	30,843,340
1,037,575	Interactive Group, Series A Shares*	23,169,050
2,372,800	News Corp., Class B Shares	54,432,032
691,900	SES Global SA, FDR	14,947,925
1,768,800	Time Warner Inc.	37,215,552

	Total Media	188,147,849

Multiline Retail — 1.2%
384,300	Target Corp.	24,441,480

Specialty Retail — 1.5%
754,800	Home Depot Inc.	29,701,380

	TOTAL CONSUMER DISCRETIONARY	287,502,641

CONSUMER STAPLES — 7.7%
Food & Staples Retailing — 2.0%
838,000	Wal-Mart Stores Inc.	40,316,180

Food Products — 1.1%
632,767	Kraft Foods Inc., Class A Shares	22,305,037

Household Products — 1.8%
549,500	Kimberly-Clark Corp.	36,756,055

Tobacco — 2.8%
812,200	Altria Group Inc.	56,967,708

	TOTAL CONSUMER STAPLES	156,344,980

ENERGY — 7.5%
Energy Equipment & Services — 1.8%
503,900	GlobalSantaFe Corp.	36,406,775

Oil, Gas & Consumable Fuels — 5.7%
317,600	Royal Dutch Shell PLC, ADR, Class A Shares	25,789,120
289,700	Suncor Energy Inc.	26,049,824
786,100	Total SA, ADR	63,658,378

	Total Oil, Gas & Consumable Fuels	115,497,322

	TOTAL ENERGY	151,904,097

FINANCIALS — 29.2%
Capital Markets — 4.7%
545,600	Bank of New York Co. Inc.	22,609,664
123,500	Goldman Sachs Group Inc.	26,768,625

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         13

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Capital Markets — 4.7% (continued)
551,000	Merrill Lynch & Co. Inc.	$46,052,580

	Total Capital Markets	95,430,869

Commercial Banks — 3.2%
551,224	Wachovia Corp.	28,250,230
1,011,900	Wells Fargo & Co.	35,588,523

	Total Commercial Banks	63,838,753

Consumer Finance — 5.1%
860,100	American Express Co.	52,620,918
641,200	Capital One Financial Corp.	50,295,728

	Total Consumer Finance	102,916,646

Diversified Financial Services — 4.4%
781,000	Bank of America Corp.	38,183,090
1,055,060	JPMorgan Chase & Co.	51,117,657

	Total Diversified Financial Services	89,300,747

Insurance — 10.9%
616,800	AFLAC Inc.	31,703,520
541,400	American International Group Inc.	37,914,242
605,900	Chubb Corp.	32,803,426
1,033,300	Loews Corp.	52,677,634
1,021,300	Marsh & McLennan Cos. Inc.	31,537,744
628,900	Travelers Cos. Inc.	33,646,150

	Total Insurance	220,282,716

Thrifts & Mortgage Finance — 0.9%
302,220	Freddie Mac	18,344,754

	TOTAL FINANCIALS	590,114,485

HEALTH CARE — 6.7%
Health Care Providers & Services — 3.7%
669,700	UnitedHealth Group Inc.	34,248,458
508,700	WellPoint Inc.*	40,609,521

	Total Health Care Providers & Services	74,857,979

Pharmaceuticals — 3.0%
564,200	Abbott Laboratories	30,212,910
525,300	Novartis AG, ADR	29,453,571

	Total Pharmaceuticals	59,666,481

	TOTAL HEALTH CARE	134,524,460

INDUSTRIALS — 14.3%
Aerospace & Defense — 5.7%
348,200	Boeing Co.	33,482,912
240,300	L-3 Communications Holdings Inc.	23,402,817
434,700	Raytheon Co.	23,425,983

See Notes to Financial Statements.

14         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Aerospace & Defense — 5.7% (continued)
498,100	United Technologies Corp.	$35,330,233

	Total Aerospace & Defense	115,641,945

Building Products — 0.9%
657,400	Masco Corp.	18,716,178

Commercial Services & Supplies — 1.2%
369,600	Avery Dennison Corp.	24,571,008

Industrial Conglomerates — 5.3%
1,721,300	General Electric Co.	65,891,364
362,700	Textron Inc.	39,936,897

	Total Industrial Conglomerates	105,828,261

Machinery — 1.2%
243,600	Parker Hannifin Corp.	23,850,876

	TOTAL INDUSTRIALS	288,608,268

INFORMATION TECHNOLOGY — 5.3%
Communications Equipment — 3.0%
977,500	Comverse Technology Inc.*	20,380,875
1,446,500	Nokia Oyj, ADR	40,661,115

	Total Communications Equipment	61,041,990

Computers & Peripherals — 1.2%
234,200	International Business Machines Corp.	24,649,550

Software — 1.1%
723,000	Microsoft Corp.	21,306,810

	TOTAL INFORMATION TECHNOLOGY	106,998,350

MATERIALS — 2.7%
Chemicals — 2.7%
297,600	Air Products & Chemicals Inc.	23,918,112
586,000	E.I. du Pont de Nemours & Co.	29,792,240

	TOTAL MATERIALS	53,710,352

TELECOMMUNICATION SERVICES — 8.0%
Diversified Telecommunication Services — 4.5%
1,468,110	AT&T Inc.	60,926,565
479,547	Embarq Corp.	30,388,893

	Total Diversified Telecommunication Services	91,315,458

Wireless Telecommunication Services — 3.5%
432,700	ALLTEL Corp.	29,228,885
1,980,453	Sprint Nextel Corp.	41,015,182

	Total Wireless Telecommunication Services	70,244,067

	TOTAL TELECOMMUNICATION SERVICES	161,559,525

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         15

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

UTILITIES — 2.2%
Multi-Utilities — 2.2%
733,400	Sempra Energy	$43,439,282

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $1,372,875,877)	1,974,706,440

Face Amount
SHORT-TERM INVESTMENT — 2.3%
Repurchase Agreement — 2.3%
$45,778,000	Interest in $500,144,000 joint tri-party repurchase agreement dated 6/29/07 with Greenwich Capital Markets Inc., 5.340% due 7/2/07; Proceeds at maturity — $45,798,371; (Fully collateralized by various U.S. government agency obligations, 4.500% to 7.500% due 3/1/17 to 7/1/47; Market value — $46,693,787) (Cost — $45,778,000)	45,778,000

	TOTAL INVESTMENTS — 100.2% (Cost — $1,418,653,877#)	2,020,484,440
	Liabilities in Excess of Other Assets — (0.2)%	(3,007,650)

	TOTAL NET ASSETS — 100.0%	$2,017,476,790

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt

See Notes to Financial Statements.

16         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

LEGG MASON PARTNERS SMALL CAP GROWTH FUND

Shares	Security	Value

COMMON STOCKS — 97.1%
CONSUMER DISCRETIONARY — 7.8%
Hotels, Restaurants & Leisure — 1.4%
175,131	Station Casinos Inc.	$15,201,371

Media — 3.5%
258,880	Marvel Entertainment Inc.*	6,596,262
268,700	R.H. Donnelley Corp.*	20,362,086
692,070	Warner Music Group Corp.	10,000,412

	Total Media	36,958,760

Specialty Retail — 2.9%
343,700	Coldwater Creek Inc.*	7,984,151
265,420	Men’s Wearhouse Inc.	13,554,999
387,400	Urban Outfitters Inc.*	9,309,222

	Total Specialty Retail	30,848,372

	TOTAL CONSUMER DISCRETIONARY	83,008,503

CONSUMER STAPLES — 3.6%
Food & Staples Retailing — 1.7%
471,310	Casey’s General Stores Inc.	12,847,910
184,700	United Natural Foods Inc.*	4,909,326

	Total Food & Staples Retailing	17,757,236

Personal Products — 1.9%
436,791	Elizabeth Arden Inc.*	10,596,550
618,600	Nu Skin Enterprises Inc., Class A Shares	10,206,900

	Total Personal Products	20,803,450

	TOTAL CONSUMER STAPLES	38,560,686

ENERGY — 5.7%
Energy Equipment & Services — 3.6%
103,100	CARBO Ceramics Inc.	4,516,811
1,274,300	Input/Output Inc.*	19,891,823
433,300	Key Energy Services Inc.*	8,029,049
292,000	North American Energy Partners Inc.*	5,915,920

	Total Energy Equipment & Services	38,353,603

Oil, Gas & Consumable Fuels — 2.1%
280,955	GMX Resources Inc.*	9,721,043
141,800	OPTI Canada Inc.*	3,029,191
255,100	Range Resources Corp.	9,543,291

	Total Oil, Gas & Consumable Fuels	22,293,525

	TOTAL ENERGY	60,647,128

EXCHANGE TRADED FUNDS — 2.0%
190,200	iShares Russell 2000 Growth Index Fund	16,315,356
65,700	iShares Russell 2000 Index Fund	5,450,472

	TOTAL EXCHANGE TRADED FUNDS	21,765,828

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         17

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

FINANCIALS — 5.6%
Capital Markets — 1.8%
146,005	Affiliated Managers Group Inc.*	$18,799,604

Commercial Banks — 1.4%
167,540	Cullen/Frost Bankers Inc.	8,958,364
160,140	East-West Bancorp Inc.	6,226,243

	Total Commercial Banks	15,184,607

Real Estate Investment Trusts (REITs) — 1.8%
73,912	Alexandria Real Estate Equities Inc.	7,156,160
282,200	Gramercy Capital Corp.	7,771,788
76,511	PS Business Parks Inc.	4,848,502

	Total Real Estate Investment Trusts (REITs)	19,776,450

Thrifts & Mortgage Finance — 0.6%
601,943	NexCen Brands Inc.*	6,705,645

	TOTAL FINANCIALS	60,466,306

HEALTH CARE — 10.2%
Biotechnology — 6.1%
286,000	Alexion Pharmaceuticals Inc.*	12,887,160
575,000	Arena Pharmaceuticals Inc.*	6,319,250
1,222,900	ARIAD Pharmaceuticals Inc.*	6,713,721
1,021,000	BioMarin Pharmaceutical Inc.*	18,316,740
168,600	Infinity Pharmaceuticals Inc.*	1,834,368
621,950	Senomyx Inc.*	8,396,325
616,890	Synta Pharmaceuticals Corp.*	5,120,187
183,775	Vertex Pharmaceuticals Inc.*	5,248,614

	Total Biotechnology	64,836,365

Health Care Equipment & Supplies — 0.9%
219,890	DJ Orthopedics Inc.*	9,074,860

Health Care Providers & Services — 2.5%
422,100	LifePoint Hospitals Inc.*	16,326,828
135,800	Manor Care Inc.	8,866,382
56,120	Owens & Minor Inc.	1,960,833

	Total Health Care Providers & Services	27,154,043

Pharmaceuticals — 0.7%
229,500	Endo Pharmaceuticals Holdings Inc.*	7,855,785

	TOTAL HEALTH CARE	108,921,053

INDUSTRIALS — 16.5%
Aerospace & Defense — 2.2%
1,113,833	Orbital Sciences Corp.*	23,401,631

Building Products — 1.3%
275,800	NCI Building Systems Inc.*	13,605,214

See Notes to Financial Statements.

18         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Commercial Services & Supplies — 2.0%
486,500	Herman Miller Inc.	$15,373,400
259,530	Taleo Corp., Class A Shares*	5,847,211

	Total Commercial Services & Supplies	21,220,611

Electrical Equipment — 1.5%
469,000	JA Solar Holdings Co. Ltd., ADR*	15,819,370

Machinery — 5.5%
378,700	AGCO Corp.*	16,439,367
243,600	Crane Co.	11,071,620
502,500	IDEX Corp.	19,366,350
362,865	Mueller Industries Inc.	12,497,071

	Total Machinery	59,374,408

Trading Companies & Distributors — 3.8%
756,300	Grafton Group PLC*	10,838,291
542,440	MSC Industrial Direct Co. Inc., Class A Shares	29,834,200

	Total Trading Companies & Distributors	40,672,491

Transportation Infrastructure — 0.2%
124,870	Aegean Marine Petroleum Network Inc.	2,375,027

	TOTAL INDUSTRIALS	176,468,752

INFORMATION TECHNOLOGY — 35.9%
Communications Equipment — 10.1%
3,996,320	3Com Corp.*	16,504,802
907,900	ADC Telecommunications Inc.*	16,641,807
480,730	China Techfaith Wireless Communication Technology Ltd., ADR*	2,682,473
575,400	Comverse Technology Inc.*	11,997,090
1,896,200	ECI Telecom Ltd.*	17,350,230
2,768,550	Extreme Networks Inc.*	11,212,628
223,285	NETGEAR Inc.*	8,094,081
1,663,481	Tekelec*	23,987,396

	Total Communications Equipment	108,470,507

Computers & Peripherals — 3.3%
578,070	Avid Technology Inc.*	20,434,774
517,581	Electronics for Imaging Inc.*	14,606,136

	Total Computers & Peripherals	35,040,910

Electronic Equipment & Instruments — 0.8%
92,500	Mettler-Toledo International Inc.*	8,834,675

Internet Software & Services — 9.9%
1,346,500	24/7 Real Media Inc.*	15,794,445
104,100	Baidu.com Inc., ADR*	17,486,718
413,800	Digital River Inc.*	18,724,450
724,300	Online Resources Corp.*	7,952,814
470,400	SINA Corp.*	19,690,944
522,800	Sohu.com Inc.*	16,724,372

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         19

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Internet Software & Services — 9.9% (continued)
1,116,594	SonicWALL Inc.*	$9,591,542

	Total Internet Software & Services	105,965,285

IT Services — 1.0%
304,300	Wright Express Corp.*	10,428,361

Semiconductors & Semiconductor Equipment — 1.8%
2,489,582	LSI Logic Corp.*	18,696,761

Software — 9.0%
581,100	Blackboard Inc.*	24,475,932
491,000	Citrix Systems Inc.*	16,531,970
2,413,800	Lawson Software Inc.*	23,872,482
528,910	Sourcefire Inc.*	7,399,451
205,300	Take-Two Interactive Software Inc.*	4,099,841
1,102,637	TIBCO Software Inc.*	9,978,865
271,676	Ulticom Inc.*	2,390,749
246,770	Verint Systems Inc.*	7,723,901

	Total Software	96,473,191

	TOTAL INFORMATION TECHNOLOGY	383,909,690

MATERIALS — 3.1%
Chemicals — 1.3%
296,700	Nalco Holding Co.	8,144,415
223,220	Valspar Corp.	6,341,680

	Total Chemicals	14,486,095

Metals & Mining — 1.8%
550,930	Compass Minerals International Inc.	19,095,234

	TOTAL MATERIALS	33,581,329

TELECOMMUNICATION SERVICES — 4.3%
Diversified Telecommunication Services — 0.8%
547,200	Citizens Communications Co.	8,355,744

Wireless Telecommunication Services — 3.5%
476,190	American Tower Corp., Class A Shares*	19,999,980
100,212	Crown Castle International Corp.*	3,634,689
1,300,500	Dobson Communications Corp., Class A Shares*	14,448,555

	Total Wireless Telecommunication Services	38,083,224

	TOTAL TELECOMMUNICATION SERVICES	46,438,968

UTILITIES — 2.4%
Electric Utilities — 2.1%
555,800	ITC Holdings Corp.	22,582,154

Independent Power Producers & Energy Traders — 0.3%
89,800	Ormat Technologies Inc.	3,383,664

	TOTAL UTILITIES	25,965,818

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $857,661,793)	1,039,734,061

See Notes to Financial Statements.

20         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 6.0%
Repurchase Agreements — 6.0%
$9,716,000	Interest in $478,335,000 joint tri-party repurchase agreement dated 6/29/07 with Goldman Sachs & Co., 5.300% due 7/2/07; Proceeds at maturity — $9,720,291; (Fully collateralized by various U.S. government obligations, 0.000% to 7.250% due 9/13/07 to 8/15/22; Market value — $9,910,436)	$9,716,000
54,657,000	Interest in $500,144,000 joint tri-party repurchase agreement dated 6/29/07 with Greenwich Capital Markets Inc., 5.340% due 7/2/07; Proceeds at maturity — $54,681,322; (Fully collateralized by various U.S. government agency obligations, 4.500% to 7.500% due 3/1/17 to 7/1/47; Market value — $55,750,411)	54,657,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $64,373,000)	64,373,000

	TOTAL INVESTMENTS — 103.1% (Cost — $922,034,793#)	1,104,107,061
	Liabilities in Excess of Other Assets — (3.1)%	(33,571,492)

	TOTAL NET ASSETS — 100.0%	$1,070,535,569

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         21

Statements of Assets and Liabilities (June 30, 2007) (unaudited)

	Legg Mason Partners Capital Fund	Legg Mason Partners Investors Value Fund	Legg Mason Partners Small Cap Growth Fund
ASSETS:
Investments, at cost	$1,195,556,857	$1,418,653,877	$922,034,793
Foreign currency, at cost	—	23,064	—

Investments, at value	$1,368,357,197	$2,020,484,440	$1,104,107,061
Foreign currency, at value	—	23,153	—
Cash	83	908	901
Dividends and interest receivable	1,558,588	2,882,845	402,794
Receivable for securities sold	1,495,900	—	12,278,355
Receivable for Fund shares sold	549,089	19,545,649	677,090
Prepaid expenses	50,389	52,144	200,720

Total Assets	1,372,011,246	2,042,989,139	1,117,666,921

LIABILITIES:
Payable for Fund shares repurchased	3,116,621	21,379,140	19,631,140
Payable for securities purchased	1,577,830	—	26,209,933
Investment management fee payable	655,671	2,290,985	533,610
Distribution fees payable	610,734	271,375	288,789
Trustees’ fees payable	18,188	60,532	—
Distributions payable	—	1,016,021	—
Deferred compensation payable	—	28,896	—
Accrued expenses	676,317	465,400	467,880

Total Liabilities	6,655,361	25,512,349	47,131,352

Total Net Assets	$1,365,355,885	$2,017,476,790	$1,070,535,569

NET ASSETS:
Par value (Note 6)	$467	$880	$625
Paid-in capital in excess of par value	1,108,368,845	1,396,968,482	1,107,593,943
Undistributed (overdistributed) net investment income	(676,371)	13,281	(2,817,734)
Accumulated net realized gain (loss) on investments, options written and foreign currency transactions	84,853,619	18,660,736	(216,313,533)
Net unrealized appreciation on investments and foreign currencies	172,809,325	601,833,411	182,072,268

Total Net Assets	$1,365,355,885	$2,017,476,790	$1,070,535,569

See Notes to Financial Statements.

22         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Statements of Assets and Liabilities (June 30, 2007) (unaudited) (continued)

	Legg Mason Partners Capital Fund	Legg Mason Partners Investors Value Fund	Legg Mason Partners Small Cap Growth Fund
Shares Outstanding:
Class 1 (1)	—	—	333,494

Class A	11,623,392	29,761,924	34,637,943

Class B	9,672,463	2,207,502	5,900,273

Class C	13,299,274	4,632,571	6,333,156

Class I (2)	12,148,888	25,502,709	15,288,315

Class O	—	25,895,434	—

Class R	—	—	1,030

Net Asset Value:
Class 1 (1)	—	—	$17.37

Class A	$30.13	$22.99	$17.38

Class B (offering price per share) (3)	$27.67	$22.43	$15.76

Class C (offering price per share) (3)	$27.76	$22.52	$15.95

Class I (2)	$31.15	$22.95	$17.57

Class O (offering price and redemption price per share)	—	$22.94	—

Class R (offering price and redemption price per share)	—	—	$17.36

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$31.97	$24.39	$18.44

(1)	Inception date March 2, 2007.

(2)	As of March 2, 2007, all Legg Mason Partners Small Cap Growth Fund Class O shares converted to Class I shares.

(3)	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         23

Statements of Operations (For the six months ended June 30, 2007) (unaudited)

	Legg Mason Partners Capital Fund	Legg Mason Partners Investors Value Fund	Legg Mason Partners Small Cap Growth Fund
INVESTMENT INCOME:
Dividends	$7,262,045	$17,853,333	$2,575,210
Interest	429,009	1,644,144	1,053,908
Less: Foreign taxes withheld	—	(504,383)	—

Total Investment Income	7,691,054	18,993,094	3,629,118

EXPENSES:
Investment management fee (Note 2)	4,008,981	4,656,701	3,512,550
Distribution fees (Notes 2 and 4)	3,792,031	1,324,497	1,438,747
Transfer agent fees (Note 4)	232,813	221,978	515,807
Shareholder reports (Note 4)	120,537	89,547	78,798
Registration fees	41,771	34,360	347
Legal fees	38,105	145,326	59,200
Trustees’ fees	33,202	68,142	13,937
Insurance	22,853	27,452	17,195
Custody fees	12,364	7,733	4,706
Audit and tax	11,234	28,163	10,317
Miscellaneous expenses	22,462	18,670	5,792

Total Expenses	8,336,353	6,622,569	5,657,396
Less: Fee waivers and/or expense reimbursements (Note 2)	—	(158,695)	(139,701)

Net Expenses	8,336,353	6,463,874	5,517,695

Net Investment Income (Loss)	(645,299)	12,529,220	(1,888,577)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	86,744,570	22,230,505	14,934,188
Options written	(386,261)	—	162,212
Foreign currency transactions	1,595	(3,158)	(976)

Net Realized Gain	86,359,904	22,227,347	15,095,424

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(3,552,548)	100,952,994	78,535,347
Foreign currencies	4,378	1,405	—

Change in Net Unrealized Appreciation/Depreciation	(3,548,170)	100,954,399	78,535,347

Net Gain on Investments, Options Written and Foreign Currency Transactions	82,811,734	123,181,746	93,630,771

Increase in Net Assets From Operations	$82,166,435	$135,710,966	$91,742,194

See Notes to Financial Statements.

24         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006

Legg Mason Partners Capital Fund	2007	2006
OPERATIONS:
Net investment loss	$(645,299)	$(1,504,927)
Net realized gain	86,359,904	156,535,745
Change in net unrealized appreciation/depreciation	(3,548,170)	(15,409,889)

Increase in Net Assets From Operations	82,166,435	139,620,929

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net realized gains	(72,248,171)	(130,950,398)

Decrease in Net Assets From Distributions to Shareholders	(72,248,171)	(130,950,398)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	52,143,165	161,843,298
Reinvestment of distributions	63,318,295	117,891,254
Cost of shares repurchased	(233,218,951)	(501,350,625)
Net assets of shares issued in connection with merger	—	23,733,930

Decrease in Net Assets From Fund Share Transactions	(117,757,491)	(197,882,143)

Decrease in Net Assets	(107,839,227)	(189,211,612)
NET ASSETS:
Beginning of period	1,473,195,112	1,662,406,724

End of period*	$1,365,355,885	$1,473,195,112

* Includes overdistributed net investment income of:	$(676,371)	$(31,072)

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         25

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006

Legg Mason Partners Investors Value Fund	2007	2006
OPERATIONS:
Net investment income	$12,529,220	$23,824,810
Net realized gain	22,227,347	214,173,628
Change in net unrealized appreciation/depreciation	100,954,399	22,381,877

Increase in Net Assets From Operations	135,710,966	260,380,315

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(13,416,049)	(23,139,333)
Net realized gains	(8,835,967)	(121,832,477)

Decrease in Net Assets From Distributions to Shareholders	(22,252,016)	(144,971,810)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	93,623,746	198,911,547
Reinvestment of distributions	14,311,377	130,288,440
Cost of shares repurchased	(141,567,205)	(751,921,775)
Net assets of shares issued in connection with merger (Note 7)	469,842,201	—

Increase (Decrease) in Net Assets From Fund Share Transactions	436,210,119	(422,721,788)

Increase (Decrease) in Net Assets	549,669,069	(307,313,283)
NET ASSETS:
Beginning of period	1,467,807,721	1,775,121,004

End of period*	$2,017,476,790	$1,467,807,721

* Includes undistributed net investment income of:	$13,281	$942,480

See Notes to Financial Statements.

26         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006

Legg Mason Partners Small Cap Growth Fund	2007	2006
OPERATIONS:
Net investment loss	$(1,888,577)	$(2,498,485)
Net realized gain	15,095,424	39,902,669
Change in net unrealized appreciation/depreciation	78,535,347	26,402,914

Increase in Net Assets From Operations	91,742,194	63,807,098

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net realized gains	(7,041,920)	(26,490,586)

Decrease in Net Assets From Distributions to Shareholders	(7,041,920)	(26,490,586)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	227,583,421	161,402,286
Reinvestment of distributions	4,372,259	24,669,938
Cost of shares repurchased	(135,772,061)	(143,535,276)
Net assets of shares issued in connection with merger (Note 7)	290,687,138	—

Increase in Net Assets From Fund Share Transactions	386,870,757	42,536,948

Increase in Net Assets	471,571,031	79,853,460
NET ASSETS:
Beginning of period	598,964,538	519,111,078

End of period*	$1,070,535,569	$598,964,538

* Includes overdistributed net investment income of:	$(2,817,734)	$(842,516)

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         27

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class A Shares(1)

Legg Mason Partners Capital Fund	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$29.89		$29.50		$30.42	$27.04	$18.87	$25.09

Income (Loss) From Operations:
Net investment income (loss)	0.03		0.07		0.03	(0.02)	0.05	0.13
Net realized and unrealized gain (loss)	1.83		2.90		2.26	3.87	8.18	(6.30)

Total Income (Loss) From Operations	1.86		2.97		2.29	3.85	8.23	(6.17)

Less Distributions From:
Net investment income	—		—		—	—	(0.02)	(0.05)
Net realized gains	(1.62)		(2.58)		(3.21)	(0.47)	—	—
Return of capital	—		—		—	—	(0.04)	—

Total Distributions	(1.62)		(2.58)		(3.21)	(0.47)	(0.06)	(0.05)

Net Asset Value, End of Period	$30.13		$29.89		$29.50	$30.42	$27.04	$18.87

Total Return(3)	6.17%		10.63%		7.52%	14.24%	43.75%	(24.64)%

Net Assets, End of Period (000s)	$350,170		$351,107		$353,098	$351,092	$336,324	$219,140

Ratios to Average Net Assets:
Gross expenses	0.90	%(4)	0.99	%(5)	1.11%	1.02%	1.08%	1.12%
Net expenses	0.90	(4)	0.99	(5)(6)	1.11	1.02	1.08	1.12
Net investment income (loss)	0.20	(4)	0.23		0.09	(0.07)	0.21	0.61

Portfolio Turnover Rate	24%		193%		265%	131%	107%	107%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.97% and 0.96%, respectively (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

28         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class B Shares(1)

Legg Mason Partners Capital Fund	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$27.68		$27.72		$29.01	$26.02	$18.28	$24.45

Income (Loss) From Operations:
Net investment loss	(0.08)		(0.16)		(0.22)	(0.24)	(0.14)	(0.05)
Net realized and unrealized gain (loss)	1.69		2.70		2.14	3.70	7.90	(6.12)

Total Income (Loss) From Operations	1.61		2.54		1.92	3.46	7.76	(6.17)

Less Distributions From:
Net investment income	—		—		—	—	(0.01)	—
Net realized gains	(1.62)		(2.58)		(3.21)	(0.47)	—	—
Return of capital	—		—		—	—	(0.01)	—

Total Distributions	(1.62)		(2.58)		(3.21)	(0.47)	(0.02)	—

Net Asset Value, End of Period	$27.67		$27.68		$27.72	$29.01	$26.02	$18.28

Total Return(3)	5.76%		9.75%		6.59%	13.30%	42.48%	(25.24)%

Net Assets, End of Period (000s)	$267,619		$311,161		$397,242	$415,006	$405,893	$299,391

Ratios to Average Net Assets:
Gross expenses	1.65	%(4)	1.80	%(5)	1.97%	1.85%	1.94%	1.95%
Net expenses	1.65	(4)	1.80	(5)(6)	1.97	1.85	1.94	1.95
Net investment loss	(0.55	)(4)	(0.58)		(0.77)	(0.90)	(0.65)	(0.22)

Portfolio Turnover Rate	24%		193%		265%	131%	107%	107%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.78% and 1.77%, respectively (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         29

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class C Shares(1)

Legg Mason Partners Capital Fund	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$27.76		$27.80		$29.07	$26.07	$18.31	$24.50

Income (Loss) From Operations:
Net investment loss	(0.08)		(0.16)		(0.22)	(0.24)	(0.13)	(0.05)
Net realized and unrealized gain (loss)	1.70		2.70		2.16	3.71	7.91	(6.14)

Total Income (Loss) From Operations	1.62		2.54		1.94	3.47	7.78	(6.19)

Less Distributions From:
Net investment income	—		—		—	—	(0.01)	—
Net realized gains	(1.62)		(2.58)		(3.21)	(0.47)	—	—
Return of capital	—		—		—	—	(0.01)	—

Total Distributions	(1.62)		(2.58)		(3.21)	(0.47)	(0.02)	—

Net Asset Value, End of Period	$27.76		$27.76		$27.80	$29.07	$26.07	$18.31

Total Return(3)	5.78%		9.72%		6.65%	13.31%	42.52%	(25.27)%

Net Assets, End of Period (000s)	$369,125		$407,661		$504,642	$492,644	$518,298	$354,434

Ratios to Average Net Assets:
Gross expenses	1.68	%(4)	1.79	%(5)	1.94%	1.83%	1.92%	1.96%
Net expenses	1.68	(4)	1.78	(5)(6)	1.94	1.83	1.92	1.96
Net investment loss	(0.59	)(4)	(0.57)		(0.74)	(0.88)	(0.63)	(0.22)

Portfolio Turnover Rate	24%		193%		265%	131%	107%	107%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.77% and 1.76%, respectively (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

30         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class I Shares(1)

Legg Mason Partners Capital Fund	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$30.81		$30.25		$30.98	$27.42	$19.08	$25.27

Income (Loss) From Operations:
Net investment income	0.08		0.18		0.17	0.09	0.14	0.23
Net realized and unrealized gain (loss)	1.88		2.96		2.31	3.94	8.28	(6.34)

Total Income (Loss) From Operations	1.96		3.14		2.48	4.03	8.42	(6.11)

Less Distributions From:
Net investment income	—		—		—	—	(0.03)	(0.08)
Net realized gains	(1.62)		(2.58)		(3.21)	(0.47)	—	—
Return of capital	—		—		—	—	(0.05)	—

Total Distributions	(1.62)		(2.58)		(3.21)	(0.47)	(0.08)	(0.08)

Net Asset Value, End of Period	$31.15		$30.81		$30.25	$30.98	$27.42	$19.08

Total Return(3)	6.31%		10.93%		8.01%	14.70%	44.34%	(24.26)%

Net Assets, End of Period (000s)	$378,442		$403,266		$406,387	$344,239	$294,073	$187,241

Ratios to Average Net Assets:
Gross expenses	0.61	%(4)	0.63	%(5)	0.67%	0.64%	0.65%	0.67%
Net expenses	0.61	(4)	0.62	(5)(6)	0.67	0.64	0.65	0.67
Net investment income	0.48	(4)	0.59		0.54	0.33	0.64	1.07

Portfolio Turnover Rate	24%		193%		265%	131%	107%	107%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.60% and 0.60%, respectively (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         31

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class A Shares(1)

Legg Mason Partners Investors Value Fund	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$21.81		$20.43		$20.55	$19.07	$14.69	$18.97

Income (Loss) From Operations:
Net investment income	0.15		0.26		0.23	0.29	0.22	0.19
Net realized and unrealized gain (loss)	1.30		3.29		1.01	1.70	4.38	(4.31)

Total Income (Loss) From Operations	1.45		3.55		1.24	1.99	4.60	(4.12)

Less Distributions From:
Net investment income	(0.14)		(0.26)		(0.23)	(0.28)	(0.22)	(0.16)
Net realized gains	(0.13)		(1.91)		(1.13)	(0.23)	—	—

Total Distributions	(0.27)		(2.17)		(1.36)	(0.51)	(0.22)	(0.16)

Net Asset Value, End of Period	$22.99		$21.81		$20.43	$20.55	$19.07	$14.69

Total Return(3)	6.72%		17.63%		6.15%	10.50%	31.59%	(21.76)%

Net Assets, End of Period (000s)	$684,182		$304,173		$314,069	$308,990	$270,317	$185,308

Ratios to Average Net Assets:
Gross expenses	0.84	%(4)	0.91	%(5)	0.93%	0.88%	0.96%	0.91%
Net expenses	0.83	(4)(6)	0.90	(5)(6)	0.93	0.88	0.96	0.91
Net investment income	1.32	(4)	1.21		1.13	1.46	1.32	1.19

Portfolio Turnover Rate	7%		25%		53%	36%	34%	44%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have both been 0.88% and 0.88%, respectively (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

32         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class B Shares(1)

Legg Mason Partners Investors Value Fund	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$21.28		$19.98		$20.13	$18.70	$14.40	$18.63

Income (Loss) From Operations:
Net investment income	0.05		0.05		0.03	0.10	0.07	0.02
Net realized and unrealized gain (loss)	1.28		3.21		1.00	1.67	4.31	(4.21)

Total Income (Loss) From Operations	1.33		3.26		1.03	1.77	4.38	(4.19)

Less Distributions From:
Net investment income	(0.05)		(0.05)		(0.05)	(0.11)	(0.08)	(0.04)
Net realized gains	(0.13)		(1.91)		(1.13)	(0.23)	—	—

Total Distributions	(0.18)		(1.96)		(1.18)	(0.34)	(0.08)	(0.04)

Net Asset Value, End of Period	$22.43		$21.28		$19.98	$20.13	$18.70	$14.40

Total Return(3)	6.30%		16.49%		5.16%	9.46%	30.52%	(22.52)%

Net Assets, End of Period (000s)	$49,513		$31,290		$36,803	$43,386	$49,915	$54,897

Ratios to Average Net Assets:
Gross expenses	1.65	%(4)	1.84	%(5)	1.89%	1.78%	1.83%	1.85%
Net expenses	1.65	(4)(6)(7)	1.84	(5)(6)	1.89	1.78	1.83	1.85
Net investment income	0.47	(4)	0.26		0.16	0.51	0.45	0.13

Portfolio Turnover Rate	7%		25%		53%	36%	34%	44%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have both been 1.82% and 1.82%, respectively (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

(7)

Effective as of the close of business on March 2, 2007, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 1.76% until May 1, 2008.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         33

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class C Shares(1)

Legg Mason Partners Investors Value Fund	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$21.37		$20.05		$20.20	$18.76	$14.45	$18.69

Income (Loss) From Operations:
Net investment income	0.06		0.07		0.05	0.11	0.08	0.04
Net realized and unrealized gain (loss)	1.28		3.24		0.99	1.68	4.32	(4.24)

Total Income (Loss) From Operations	1.34		3.31		1.04	1.79	4.40	(4.20)

Less Distributions From:
Net investment income	(0.06)		(0.08)		(0.06)	(0.12)	(0.09)	(0.04)
Net realized gains	(0.13)		(1.91)		(1.13)	(0.23)	—	—

Total Distributions	(0.19)		(1.99)		(1.19)	(0.35)	(0.09)	(0.04)

Net Asset Value, End of Period	$22.52		$21.37		$20.05	$20.20	$18.76	$14.45

Total Return(3)	6.30%		16.64%		5.20%	9.53%	30.54%	(22.47)%

Net Assets, End of Period (000s)	$104,325		$45,553		$52,771	$67,647	$68,296	$53,052

Ratios to Average Net Assets:
Gross expenses	1.61	%(4)	1.76	%(5)	1.81%	1.75%	1.79%	1.78%
Net expenses	1.60	(4)(6)(7)	1.76	(5)(6)	1.81	1.75	1.79	1.78
Net investment income	0.55	(4)	0.34		0.24	0.56	0.49	0.22

Portfolio Turnover Rate	7%		25%		53%	36%	34%	44%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have both been 1.74% and 1.74%, respectively (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

(7)

Effective as of the close of business on March 2, 2007, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.64% until May 1, 2008.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

34         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class I Shares(1)

Legg Mason Partners Investors Value Fund	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$21.77		$20.41		$20.52	$19.05	$14.66	$18.94

Income (Loss) From Operations:
Net investment income	0.17		0.33		0.31	0.34	0.27	0.26
Net realized and unrealized gain (loss)	1.31		3.28		1.02	1.70	4.39	(4.34)

Total Income (Loss) From Operations	1.48		3.61		1.33	2.04	4.66	(4.08)

Less Distributions From:
Net investment income	(0.17)		(0.34)		(0.31)	(0.34)	(0.27)	(0.20)
Net realized gains	(0.13)		(1.91)		(1.13)	(0.23)	—	—

Total Distributions	(0.30)		(2.25)		(1.44)	(0.57)	(0.27)	(0.20)

Net Asset Value, End of Period	$22.95		$21.77		$20.41	$20.52	$19.05	$14.66

Total Return(3)	6.87%		17.96%		6.59%	10.80%	32.10%	(21.56)%

Net Assets, End of Period (000s)	$585,336		$509,174		$830,486	$703,392	$554,537	$274,763

Ratios to Average Net Assets:
Gross expenses	0.55	%(4)	0.56	%(5)	0.54%	0.57%	0.66%	0.59%
Net expenses	0.54	(4)(6)	0.55	(5)(6)	0.54	0.57	0.66	0.59
Net investment income	1.52	(4)	1.53		1.52	1.74	1.62	1.66

Portfolio Turnover Rate	7%		25%		53%	36%	34%	44%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have both been 0.54% and 0.54%, respectively (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         35

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class O Shares(1)

Legg Mason Partners Investors Value Fund	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$21.77		$20.40		$20.52	$19.04	$14.66	$18.94

Income (Loss) From Operations:
Net investment income	0.17		0.32		0.30	0.34	0.26	0.23
Net realized and unrealized gain (loss)	1.30		3.29		1.01	1.71	4.39	(4.31)

Total Income (Loss) From Operations	1.47		3.61		1.31	2.05	4.65	(4.08)

Less Distributions From:
Net investment income	(0.17)		(0.33)		(0.30)	(0.34)	(0.27)	(0.20)
Net realized gains	(0.13)		(1.91)		(1.13)	(0.23)	—	—

Total Distributions	(0.30)		(2.24)		(1.43)	(0.57)	(0.27)	(0.20)

Net Asset Value, End of Period	$22.94		$21.77		$20.40	$20.52	$19.04	$14.66

Total Return(3)	6.82%		17.98%		6.51%	10.83%	32.01%	(21.57)%

Net Assets, End of Period (000s)	$594,121		$577,618		$540,992	$789,928	$757,230	$493,344

Ratios to Average Net Assets:
Gross expenses	0.59	%(4)	0.62	%(5)	0.58%	0.60%	0.67%	0.63%
Net expenses	0.56	(4)(6)(7)	0.62	(5)(6)	0.58	0.60	0.67	0.63
Net investment income	1.50	(4)	1.49		1.47	1.72	1.60	1.37

Portfolio Turnover Rate	7%		25%		53%	36%	34%	44%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have both been 0.60% and 0.60%, respectively (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

(7)

Effective as of the close of business on March 2, 2007, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class O shares will not exceed 0.56% until May 1, 2008.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

36         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class 1 Shares(1)

Legg Mason Partners Small Cap Growth Fund	2007(2)
Net Asset Value, Beginning of Period	$15.79

Income (Loss) From Operations:
Net investment loss	(0.03)
Net realized and unrealized gain	1.61

Total Income From Operations	1.58

Net Asset Value, End of Period	$17.37

Total Return(3)	10.01%

Net Assets, End of Period (000s)	$5,794

Ratios to Average Net Assets:
Gross expenses	1.30	%(4)
Net expenses	1.30	(4)
Net investment loss	(0.51	)(4)

Portfolio Turnover Rate	43%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period March 2, 2007 (commencement of operations) to June 30, 2007.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         37

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class A Shares(1)

Legg Mason Partners Small Cap Growth Fund	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$16.11		$14.98		$15.50	$13.45	$8.91	$13.29

Income (Loss) From Operations:
Net investment income (loss)	(0.03)		(0.06)		(0.03)	(0.02)	(0.07)	0.02
Net realized and unrealized gain (loss)	1.45		1.92		0.78	2.07	4.61	(4.39)

Total Income (Loss) From Operations	1.42		1.86		0.75	2.05	4.54	(4.37)

Less Distributions From:
Net realized gains	(0.15)		(0.73)		(1.27)	—	—	(0.01)

Total Distributions	(0.15)		(0.73)		(1.27)	—	—	(0.01)

Net Asset Value, End of Period	$17.38		$16.11		$14.98	$15.50	$13.45	$8.91

Total Return(3)	8.91%		12.41%		4.82%	15.24%	50.95%	(32.90)%

Net Assets, End of Period (000s)	$602,168		$430,716		$366,133	$327,973	$261,492	$151,393

Ratios to Average Net Assets:
Gross expenses	1.18	%(4)	1.21	%(5)	1.15%	1.21%	1.29%	1.18%
Net expenses	1.16	(4)(6)(7)	1.21	(5)(6)	1.15	1.21 (6)	1.29	0.91 (6)
Net investment income (loss)	(0.39	)(4)	(0.37)		(0.23)	(0.13)	(0.65)	0.20

Portfolio Turnover Rate	43%		94%		117%	130%	143%	84%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.19% and 1.18%, respectively (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

(7)

Effective as of the close of business on March 2, 2007, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.12% until May 1, 2008.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

38         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class B Shares(1)

Legg Mason Partners Small Cap Growth Fund	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$14.68		$13.84		$14.55	$12.74	$8.51	$12.82

Income (Loss) From Operations:
Net investment loss	(0.08)		(0.19)		(0.18)	(0.13)	(0.14)	(0.08)
Net realized and unrealized gain (loss)	1.31		1.76		0.74	1.94	4.37	(4.22)

Total Income (Loss) From Operations	1.23		1.57		0.56	1.81	4.23	(4.30)

Less Distributions From:
Net realized gains	(0.15)		(0.73)		(1.27)	—	—	(0.01)

Total Distributions	(0.15)		(0.73)		(1.27)	—	—	(0.01)

Net Asset Value, End of Period	$15.76		$14.68		$13.84	$14.55	$12.74	$8.51

Total Return(3)	8.48%		11.33%		3.82%	14.21%	49.71%	(33.56)%

Net Assets, End of Period (000s)	$93,016		$22,173		$27,349	$33,608	$40,560	$45,653

Ratios to Average Net Assets:
Gross expenses	2.09	%(4)	2.16	%(5)	2.17%	2.09%	2.13%	2.14%
Net expenses	1.87	(4)(6)(7)	2.16	(5)(6)	2.17	2.09 (6)	2.13	1.87 (6)
Net investment loss	(1.09	)(4)	(1.32)		(1.26)	(1.02)	(1.43)	(0.76)

Portfolio Turnover Rate	43%		94%		117%	130%	143%	84%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have both been 2.14% and 2.14%, respectively (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

(7)

Effective as of the close of business on March 2, 2007, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 2.26% until May 1, 2008.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         39

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class C Shares(1)

Legg Mason Partners Small Cap Growth Fund	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$14.84		$13.97		$14.66	$12.83	$8.57	$12.86

Income (Loss) From Operations:
Net investment loss	(0.08)		(0.18)		(0.16)	(0.12)	(0.15)	(0.05)
Net realized and unrealized gain (loss)	1.34		1.78		0.74	1.95	4.41	(4.23)

Total Income (Loss) From Operations	1.26		1.60		0.58	1.83	4.26	(4.28)

Less Distributions From:
Net realized gains	(0.15)		(0.73)		(1.27)	—	—	(0.01)

Total Distributions	(0.15)		(0.73)		(1.27)	—	—	(0.01)

Net Asset Value, End of Period	$15.95		$14.84		$13.97	$14.66	$12.83	$8.57

Total Return(3)	8.59%		11.44%		3.93%	14.26%	49.71%	(33.30)%

Net Assets, End of Period (000s)	$100,985		$50,389		$54,994	$59,196	$52,044	$32,369

Ratios to Average Net Assets:
Gross expenses	1.90	%(4)	2.05	%(5)	2.04%	2.01%	2.06%	1.89%
Net expenses	1.90	(4)(6)	2.05	(5)(7)	2.04	2.01 (7)	2.06	1.61 (7)
Net investment loss	(1.12	)(4)	(1.21)		(1.12)	(0.94)	(1.43)	(0.50)

Portfolio Turnover Rate	43%		94%		117%	130%	143%	84%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have 2.03% and 2.03%, respectively (Note 11).

(6)

Effective as of the close of business on March 2, 2007, as a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 1.95% until May 1, 2008.

(7)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

40         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class I Shares(1)

Legg Mason Partners Small Cap Growth Fund	2007(2)(3)		2006†		2005†	2004(4)†
Net Asset Value, Beginning of Period	$16.25		$15.04		$15.51	$13.99

Income (Loss) From Operations:
Net investment income	0.00	(5)	0.00	(5)	0.02	0.01
Net realized and unrealized gain	1.47		1.94		0.78	1.51

Total Income From Operations	1.47		1.94		0.80	1.52

Less Distributions From:
Net realized gains	(0.15)		(0.73)		(1.27)	—

Total Distributions	(0.15)		(0.73)		(1.27)	—

Net Asset Value, End of Period	$17.57		$16.25		$15.04	$15.51

Total Return(6)	9.14%		12.89%		5.14%	10.90%

Net Assets, End of Period (000s)	$268,555		$92,248		$67,685	$58,197

Ratios to Average Net Assets:
Gross expenses	0.78	%(7)	0.84	%(8)	0.81%	0.88	%(7)
Net expenses	0.78	(7)	0.83	(8)(9)	0.81	0.88	(7)
Net investment income	0.02	(7)	0.00	(5)	0.12	0.38	(7)

Portfolio Turnover Rate	43%		94%		117%	130%

(1)	Per share amounts have been calculated using the average shares method.

(2)	As of March 2, 2007, all Class O shares converted to Class I shares.

(3)	For the six months ended June 30, 2007 (unaudited).

(4)	For the period November 1, 2004 (inception date) to December 31, 2004.

(5)	Amount represents less than $0.01 per share.

(6)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(7)	Annualized.

(8)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.81% and 0.81%, respectively (Note 11).

(9)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         41

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	Class R Shares(1)

Legg Mason Partners Small Cap Growth Fund	2007(2)		2006(3)†
Net Asset Value, Beginning of Period	$16.11		$16.17

Income (Loss) From Operations:
Net investment loss	(0.05)		(0.00	)(4)
Net realized and unrealized gain (loss)	1.45		(0.06)

Total Income (Loss) From Operations	1.40		(0.06)

Less Distributions From:
Net realized gains	(0.15)		—

Total Distributions	(0.15)		—

Net Asset Value, End of Period	$17.36		$16.11

Total Return(5)	8.78%		(0.37)%

Net Assets, End of Period (000s)	$18		$10

Ratios to Average Net Assets:
Gross expenses	1.38	%(6)	1.49	%(6)(7)
Net expenses	1.38	(6)	1.49	(6)(7)
Net investment loss	(0.59	)(6)	(1.33	)(6)

Portfolio Turnover Rate	43%		94%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	For the period December 28, 2006 (commencement of operations) to December 31, 2006.

(4)	Amount represents less than $0.01 per share.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have 1.45% and 1.45%, respectively (Note 11).

†	For a share of capital stock outstanding for the periods prior to April 16, 2007.

See Notes to Financial Statements.

42         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Capital Fund (formerly known as Legg Mason Partners Capital Fund, Inc.) (“Capital Fund”), Legg Mason Partners Investors Value Fund (formerly known as Legg Mason Partners Investors Value Fund, Inc.) (“Investors Value Fund”) and Legg Mason Partners Small Cap Growth Fund (formerly known as Legg Mason Partners Small Cap Growth Fund I”) (“Small Cap Growth Fund”) (collectively, the “Funds”), are each a separate investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Capital Fund is a non-diversified series of the Trust. The Investors Value Fund and Small Cap Growth Fund are separate diversified series of the Trust. The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 act”), as an open-end management investment company. Prior to April 16, 2007, the Capital Fund was a non-diversified open-end management investment company and the Investors Value Fund and Small Cap Growth Fund were diversified open-end management investment companies, each a Maryland Corporation, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds' policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         43

Notes to Financial Statements (unaudited) (continued)

(c) Written Options. When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Funds realize a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Funds’ basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Funds from the exercise of the written put option to form the Funds’ basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Funds.

The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds' policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the

44         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk. The Capital Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Distributions to Shareholders. Distributions from net investment income for the Capital Fund and Small Cap Growth Fund, are declared on an annual basis. Distributions from net investment income for the Investors Value Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains to shareholders of each Fund, if any, are declared at least annually. Dividends and distributions to shareholders of each Fund are recorded on the ex dividend date and are determined in accordance with income tax regulations which may differ from GAAP.

(h) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(i) Federal and Other Taxes. It is the Funds' policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds' financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is each Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         45

Notes to Financial Statements (unaudited) (continued)

Under the investment management agreement, the Capital Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100 million	1.000%
Next $100 million	0.750
Next $200 million	0.625
Over $400 million	0.500

Under the investment management agreement, the Investors Value Fund pays a base investment management fee subject to an increase or decrease depending on the extent, if any, to which the investment performance of the Fund exceeds or is exceeded by the investment record of the S&P 500 Index. The base fee is paid quarterly based on the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $350 million	0.650%
Next $150 million	0.550
Next $250 million	0.525
Next $250 million	0.500
Over $1 billion	0.450

At the end of each calendar quarter, for each percentage point of difference between the investment performance of the class of shares of the Investors Value Fund which has the lowest performance for the period and the S&P 500 Index over the last prior 12-month period, this base fee is adjusted upward or downward by the product of (i) 1/4 of 0.01% multiplied by (ii) the average daily net assets of the Investors Value Fund for the 12 month period. If the amount by which the Investors Value Fund outperforms or underperforms the S&P 500 Index is not a whole percentage point, a pro rata adjustment will be made. However, there will be no performance adjustment unless the investment performance of the Investors Value Fund exceeds or is exceeded by the investment record of the S&P 500 Index by at least one percentage point. The maximum quarterly adjustment is 0.025%, which would occur if the Investors Value Fund’s performance exceeds or is exceeded by the S&P 500 Index by ten or more percentage points. For the rolling one year periods ended March 31, 2007 and June 30, 2007, the Investors Value Fund exceeded the S&P 500 Index performance by approximately 0.11% and under performed by approximately 1.70%, respectively. As a result, base management fees were reduced, in aggregate, by $72,329.

Under the investment management agreement, the Small Cap Growth Fund pays an investment management fee calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of cash and short-term investments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from each Fund.

46         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Effective as of the close of business on March 2, 2007, LMPFA has contractually agreed to waive fees and/or reimburse expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses to 1.76% for Class B, 1.64% for Class C, and 0.56% for Class O for Legg Mason Partners Investors Value Fund and 1.12% for Class A, 2.26% for Class B, 1.95% for Class C for Legg Mason Partners Small Cap Growth Fund until May 1, 2008.

During the period ended June 30, 2007, LMPFA reimbursed expenses for the Investors Value Fund and Small Cap Growth Fund amounting to $86,366 and $139,701, respectively.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Funds. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 5.75% for Class A shares of the Funds. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares of the Funds, which applies if redemption occurs within one year from purchase payment. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge. Class O and I shares have no initial or CDSC. For the six months ended June 30, 2007, LMIS and its affiliates received sales charges of approximately:

	Sales Charges	CDSCs
	Class A	Class A		Class B	Class C
Capital Fund	$14,000	$0	*	$340,000	$8,000
Investors Value Fund	5,000	0	*	33,000	3,000
Small Cap Growth Fund	4,000	0	*	29,000	2,000

*	Amount represents less than $1,000.

As of close of business, March 2, 2007, the Investors Value Fund assumed a liability for deferred compensation in the amount of $28,896 due to the merger with Legg Mason Partners Large Cap Value Fund.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         47

Notes to Financial Statements (unaudited) (continued)

3.	Investments

During the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) were as follows:

	Purchases	Sales
Capital Fund	$331,735,923	$539,819,550
Investors Value Fund	127,818,158	132,561,846
Small Cap Growth Fund	468,043,167	379,994,990

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Capital Fund	$218,765,081	$(45,964,741)	$172,800,340
Investors Value Fund	605,378,890	(3,548,327)	601,830,563
Small Cap Growth Fund	203,905,875	(21,833,607)	182,072,268

During the six months ended June 30, 2007, written option transactions were as follows:

Capital Fund	Number of Contracts	Premiums Received
Options written, outstanding December 31, 2006	—	—
Options written	5,265	$508,351
Options closed	(2,515)	(257,355)
Options expired	(2,750)	(250,996)

Options written, outstanding June 30, 2007	—	—

Small Cap Growth Fund
Options written, outstanding December 31, 2006	—	—
Options written	1,259	$161,287
Options closed	(1,259)	(161,287)
Options expired	—	—

Options written, outstanding June 30, 2007	—	—

4.	Class Specific Expenses

The Funds have adopted a Rule 12b-1 distribution plan and under that plan each Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. Each Fund also pays a service fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

48         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2007, class specific expenses were as follows:

Capital Fund	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$435,725	$66,922	$16,786
Class B	1,434,099	55,600	15,005
Class C	1,922,207	81,132	88,744
Class I	—	29,159	2

Total	$3,792,031	$232,813	$120,537

Investors Value Fund	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$669,151	$90,459	$42,871
Class B	223,004	15,227	8,261
Class C	432,342	17,395	9,810
Class O	—	98,747	28,311
Class I	—	150	294

Total	$1,324,497	$221,978	$89,547

Small Cap Growth Fund	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class 1*	—	$9,692	$233
Class A	$685,928	376,885	51,180
Class B	341,274	95,000	9,684
Class C	411,515	34,050	14,820
Class O†	—	101	1,071
Class I	—	72	1,810
Class R	30	7	—

Total	$1,438,747	$515,807	$78,798

*	For the period March 2, 2007 (commencement of operations) to June 30, 2007.

†	As of March 2, 2007, Class O shares were converted to Class I shares.

5.	Distributions to Shareholders by Class

Capital Fund	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Net Realized Gains:
Class A	$17,992,938	$29,453,852
Class B	14,985,681	29,983,909
Class C	20,515,692	39,418,633
Class I#	18,753,860	31,712,679
Class Y†#	—	381,325

Total	$72,248,171	$130,950,398

Investors Value Fund	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Net Investment Income:
Class A	$4,354,987	$3,581,879
Class B	119,763	82,584
Class C	274,470	168,868
Class O	4,446,116	8,606,454
Class I†	4,220,713	10,699,548

Total	$13,416,049	$23,139,333

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         49

Notes to Financial Statements (unaudited) (continued)

Investors Value Fund	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Net Realized Gains:
Class A	$1,799,570	$25,211,719
Class B	181,531	2,656,510
Class C	269,047	3,808,813
Class O	3,430,383	47,628,652
Class I†	3,155,436	42,526,783

Total	$8,835,967	$121,832,477

Small Cap Growth Fund	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Net Realized Gains:
Class A	$4,080,812	$18,909,558
Class B	215,434	1,080,812
Class C	497,281	2,398,353
Class I†	2,218,973	3,960,622
Class O‡	29,325	141,241
Class R*	95	—

Total	$7,041,920	$26,490,586

#	Class I shares were converted into Class O shares and redesignated as Class I shares on December 1, 2006.

†	As of November 20, 2006, Class Y shares were renamed Class I shares.

‡	As of March 2, 2007, Class O shares were converted to Class I shares.

*	Inception date of December 28, 2006.

6.	Shares of Beneficial Interest

At June 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Prior to April 16, 2007, Small Cap Growth Fund was a series of Legg Mason Partners Series Funds, Inc. (the “Series Fund”). The Series Fund had 10 billion shares of capital stock authorized with a par value $0.001 per share. The Capital Fund had 1 billion shares of capital stock authorized with a par value $0.001 per share. The Investors Value Fund had 1 billion shares of capital stock authorized with a par value $0.001 per share.

Transactions in Fund shares for the periods indicated were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Capital Fund	Shares	Amount	Shares	Amount
Class A
Shares sold	1,229,572	$37,453,456	2,891,207	$87,121,997
Shares issued on reinvestment	519,586	15,779,775	937,071	26,797,813
Shares repurchased	(1,872,963)	(57,128,597)	(4,184,889)	(122,597,346)
Shares issued with merger	—	—	135,820	2,787,125

Net Decrease	(123,805)	$(3,895,366)	(220,791)	$(5,890,411)

50         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Capital Fund	Shares	Amount	Shares	Amount
Class B
Shares sold	107,417	$3,007,542	486,295	$13,731,347
Shares issued on reinvestment	445,754	12,432,047	953,476	25,299,392
Shares repurchased	(2,123,598)	(60,024,934)	(4,552,578)	(124,734,238)
Shares issued with merger	—	—	25,888	511,662

Net Decrease	(1,570,427)	$(44,585,345)	(3,086,919)	$(85,191,837)

Class C
Shares sold	389,064	$10,980,769	1,157,884	$32,599,064
Shares issued on reinvestment	608,443	17,024,249	1,294,487	34,431,157
Shares repurchased	(2,381,484)	(67,432,057)	(5,936,456)	(161,952,849)
Shares issued with merger	—	—	13,543	268,742

Net Decrease	(1,383,977)	$(39,427,039)	(3,470,542)	$(94,653,886)

Class I#
Shares sold	22,461	$701,398	476,284	$23,890,885
Shares issued on reinvestment	575,867	18,082,224	1,052,624	30,981,566
Shares repurchased	(1,538,184)	(48,633,363)	(2,845,711)	(86,276,273)
Shares issued with merger	—	—	969,827	20,166,401

Net Decrease	(939,856)	$(29,849,741)	(346,976)	$(11,237,421)

Class Y‡#
Shares sold	—	—	133,957	$4,500,005
Shares issued on reinvestment	—	—	12,070	381,326
Shares repurchased	—	—	(178,153)	(5,789,919)

Net Decrease	—	—	(32,126)	$(908,588)

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Investors Value Fund	Shares	Amount	Shares	Amount
Class A
Shares sold	1,720,065	$38,197,635	3,454,859	$74,914,454
Shares issued on reinvestment	250,533	5,556,511	1,290,017	27,928,705
Shares repurchased	(3,715,257)	(83,625,340)	(6,170,462)	(133,278,722)
Shares issued with merger	17,559,782	376,626,099	—	—

Net Increase (Decrease)	15,815,123	$336,754,905	(1,425,586)	$(30,435,563)

Class B
Shares sold	50,647	$1,104,264	180,221	$3,843,850
Shares issued on reinvestment	11,896	254,808	113,840	2,400,233
Shares repurchased	(496,804)	(10,899,884)	(666,246)	(14,083,851)
Shares issued with merger	1,171,666	24,488,276	—	—

Net Increase (Decrease)	737,405	$14,947,464	(372,185)	$(7,839,768)

Class C
Shares sold	40,961	$902,126	101,120	$2,148,919
Shares issued on reinvestment	21,878	472,599	175,667	3,719,447
Shares repurchased	(836,836)	(18,415,153)	(776,700)	(16,674,151)
Shares issued with merger	3,274,931	68,727,826	—	—

Net Increase (Decrease)	2,500,934	$51,687,398	(499,913)	$(10,805,785)

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         51

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Investors Value Fund	Shares	Amount	Shares	Amount
Class O
Shares sold	33,820	$742,792	158,383	$3,428,136
Shares issued on reinvestment	259,694	5,722,377	1,989,931	43,013,724
Shares repurchased	(935,664)	(20,926,083)	(2,130,753)	(46,192,843)

Net Increase (Decrease)	(642,150)	$(14,460,914)	17,561	$249,017

Class I‡
Shares sold	2,359,241	$52,676,929	5,317,446	$114,576,188
Shares issued on reinvestment	100,440	2,305,082	2,466,654	53,226,331
Shares repurchased	(341,366)	(7,700,745)	(25,096,151)	(541,692,208)
Shares issued with merger	—	—	—	—

Net Increase (Decrease)	2,118,315	$47,281,266	(17,312,051)	$(373,889,689)

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Small Cap Growth Fund	Shares	Amount	Shares	Amount
Class 1*
Shares sold	5,542	$93,221	—	—
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(25,830)	(430,381)	—	—
Shares issued with merger	353,782	5,584,680	—	—

Net Increase	333,494	$5,247,520	—	—

Class A
Shares sold	3,466,499	$57,157,997	7,791,730	$125,089,743
Shares issued on reinvestment	229,036	3,682,901	1,090,979	17,646,861
Shares repurchased	(5,896,874)	(98,931,965)	(6,593,187)	(104,282,906)
Shares issued with merger	10,104,945	159,512,314	—	—

Net Increase	7,903,606	$121,421,247	2,289,522	$38,453,698

Class B
Shares sold	132,147	$2,024,302	86,495	$1,268,763
Shares issued on reinvestment	12,789	186,972	66,051	974,008
Shares repurchased	(797,767)	(12,115,695)	(618,660)	(8,969,727)
Shares issued with merger	5,042,457	72,346,792	—	—

Net Increase (Decrease)	4,389,626	$62,442,371	(466,114)	$(6,726,956)

Class C
Shares sold	528,124	$8,123,511	381,761	$5,633,149
Shares issued on reinvestment	26,546	392,611	130,801	1,949,820
Shares repurchased	(1,025,240)	(15,758,795)	(1,055,118)	(15,503,718)
Shares issued with merger	3,409,176	49,478,715	—	—

Net Increase (Decrease)	2,938,606	$42,236,042	(542,556)	$(7,920,749)

Class O†
Shares sold	9,125	$155,864	79,995	$1,314,030
Shares issued on reinvestment	1,754	28,892	8,374	138,626
Shares repurchased	(218,796)	(3,554,972)	(73,549)	(1,201,234)

Net Increase (Decrease)	(207,917)	$(3,370,216)	14,820	$251,422

52         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended June 30, 2007		Year Ended December 31, 2006
Small Cap Growth Fund	Shares	Amount	Shares	Amount
Class I‡
Shares sold	9,661,171	$160,021,556	1,780,449	$28,085,550
Shares issued on reinvestment	4,978	80,788	242,883	3,960,623
Shares repurchased	(291,522)	(4,980,253)	(845,288)	(13,576,640)
Shares issued with merger	236,293	3,764,637	—	—

Net Increase	9,610,920	$158,886,728	1,178,044	$18,469,533

Class R**
Shares sold	406	$6,970	618	$10,000
Shares issued on reinvestment	6	95	—	—

Net Increase	412	$7,065	618	$10,000

‡	As of November 20, 2006, Class Y shares were renamed Class I shares

#	Class I shares were converted into Class O shares and redesignated as Class I shares on December 1, 2006.
*	For the period March 2, 2007 (commencement of operations) to June 30, 2007.

†	As of March 2, 2007, Class O shares were converted to Class I shares.

**	Inception date of December 28, 2006.

7. Transfer of Net Assets

On March 2, 2007, the Investors Value Fund acquired the assets and certain liabilities of the Legg Mason Partners Large Cap Value Fund, pursuant to a plan of reorganization approved by the Legg Mason Partners Large Cap Value Fund shareholders. Total shares issued by the Investors Value Fund and the total net assets of the Legg Mason Partners Large Cap Value Fund and the Investors Value Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Legg Mason Partners Large Cap Value Fund
Legg Mason Partners Large Cap Value Fund	22,006,378	$469,842,201

The total net assets of the Investors Value Fund was $1,451,580,490.

The total net assets of the Legg Mason Partners Large Cap Value Fund before acquisition included unrealized appreciation of $116,754,005, accumulated net realized loss of $879,408 and accumulated net investment loss of $42,370. Total net assets of the Investors Value Fund immediately after the transfer were $1,921,422,691. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

On March 2, 2007, the Small Cap Growth Fund acquired the assets and certain liabilities of the Legg Mason Partners Small Cap Growth Fund and the Legg Mason Partners Small Cap Growth Opportunities Fund, pursuant to a plan of reorganization approved by Legg Mason Partners Small Cap Growth Fund and Legg Mason Partners Small Cap Growth Opportunities Fund shareholders. Total shares issued by the Small Cap Growth Fund and the total net assets of the Legg Mason Partners Small Cap Growth

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         53

Notes to Financial Statements (unaudited) (continued)

Fund and Legg Mason Partners Small Cap Growth Opportunities Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Funds
Legg Mason Partners Small Cap Growth Fund	14,270,720	$217,089,810

Legg Mason Partners Small Cap Growth Opportunities Fund	4,875,933	$73,597,328

The total net assets of the Small Cap Growth Fund was $726,555,907.

The total net assets of the Legg Mason Partners Small Cap Growth Fund and Legg Mason Partners Small Cap Growth Opportunities Fund before acquisition included unrealized appreciation of $447,873 and $9,215,477, respectively, accumulated net realized gain (loss) of $(231,335,993) and $2,002, respectively, and accumulated net investment loss of $1,620 and $85,021. Total net assets of the Small Cap Growth Fund immediately after the transfer were $1,017,243,045. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

54         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Funds’ Board selected a new transfer agent for the Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

These Funds are not among the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore have not received and will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         55

Notes to Financial Statements (unaudited) (continued)

As of the date of this report, the Funds’ manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Funds’ manager and their affiliates to continue to render services to the Funds under their respective contracts.

*    *    *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Defendant Funds in which none of the plaintiffs had invested and dismissing those Defendant Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint (including Capital Fund), under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Capital Fund and Small Cap Growth I were not identified in the Second Amended complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

56         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Funds’ manager believes that this matter is not likely to have a material adverse effect on the Funds.

11.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portion of the costs borne by the Funds were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies.

12.	Recent Accounting Pronouncement

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning

Legg Mason Partners Equity Trust 2007 Semi-Annual Report         57

Notes to Financial Statements (unaudited) (continued)

after December 15, 2006, which for the Funds was January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that FIN 48 will not have a material impact on the Fund’s financial statements.

*    *    *

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

13.	Subsequent Event

On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Funds. The Funds’ investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Funds. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Funds under its contract.

58         Legg Mason Partners Equity Trust 2007 Semi-Annual Report

Legg Mason Partners Capital Fund

Legg Mason Partners Investors Value Fund

Legg Mason Partners Small Cap Growth Fund

TRUSTEES

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

ClearBridge Advisors, LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, MA 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Equity Trust but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason

Investors Services, LLC

Member FINRA, SIPC

FDXX010129 8/07	SR07-388

Legg Mason Partners Capital Fund

Legg Mason Partners Investors

Value Fund

Legg Mason Partners Small Cap

Growth Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS EQUITY TRUST

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how each Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that each Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on each Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULES OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: August 29, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: August 29, 2007